OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets
	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2018	$1,209	$(58)	$1,151
Additions	-	-	-
Disposals	(1,062)	(12)	(1,074)

At December 31, 2018	147	(70)	77
Additions	-	(3)	(3)
Reclassification – Property held for sale	(74)	-	(74)

At December 31, 2019	73	(73)	-

Accumulated amortization:

At January 1, 2018	1,081	(70)	1,011
Amortization charge for the year	(6)	(7)	(13)
Disposals	(1,062)	-	(1,062)

At December 31, 2018	13	(77)	(64)
Amortization charge for the year	(19)	4	(15)
Reclassification – Property held for sale	79	-	79

At December 31, 2019	73	(73)	-

Other assets, net:

At December 31, 2019	$-	$-	$-

At December 31, 2018	$134	$7	$141